Investment Objectives and Goals - Global X Funds	Apr. 01, 2025
Global X U.S. Preferred ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X U.S. Preferred ETF
Global X Variable Rate Preferred ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Variable Rate Preferred ETF